CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	2,904,755	$91,093,117
Verizon Communications Inc.	1,262,846	74,672,084

Total Diversified Telecommunication Services		165,765,201

Entertainment - 1.2%
Walt Disney Co.	640,940	71,163,568

Interactive Media & Services - 1.7%
Alphabet Inc., Class C Shares	92,220	108,202,648	*

Media - 2.4%
Comcast Corp., Class A Shares	3,754,180	150,092,117

TOTAL COMMUNICATION SERVICES		495,223,534

CONSUMER DISCRETIONARY - 5.6%
Automobiles - 1.3%
General Motors Co.	2,236,830	82,986,393

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	507,300	96,336,270

Specialty Retail - 2.7%
Home Depot Inc.	875,000	167,903,750

TOTAL CONSUMER DISCRETIONARY		347,226,413

CONSUMER STAPLES - 11.6%
Beverages - 3.2%
Anheuser-Busch InBev SA/NV, ADR	1,170,750	98,307,877
Coca-Cola Co.	2,171,530	101,757,896

Total Beverages		200,065,773

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	129,750	31,417,665
Sysco Corp.	642,290	42,879,280
Walmart Inc.	975,180	95,109,306

Total Food & Staples Retailing		169,406,251

Food Products - 3.6%
Mondelez International Inc., Class A Shares	2,158,470	107,750,822
Nestle SA, ADR	1,225,000	116,767,000

Total Food Products		224,517,822

Household Products - 2.0%
Procter & Gamble Co.	1,200,000	124,860,000

TOTAL CONSUMER STAPLES		718,849,846

ENERGY - 7.4%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	1,412,460	61,540,882

See Notes to Schedule of Investments.

1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.4%
Enbridge Inc.	2,500,193	$90,656,998
Exxon Mobil Corp.	868,109	70,143,207
Kinder Morgan Inc.	5,376,440	107,582,565
Williams Cos. Inc.	4,437,390	127,441,841

Total Oil, Gas & Consumable Fuels		395,824,611

TOTAL ENERGY		457,365,493

FINANCIALS - 18.4%
Banks - 7.0%
Bank of America Corp.	3,866,720	106,682,805
JPMorgan Chase & Co.	1,243,000	125,828,890
PNC Financial Services Group Inc.	662,250	81,231,585
U.S. Bancorp	1,475,000	71,080,250
Wells Fargo & Co.	1,011,260	48,864,083

Total Banks		433,687,613

Capital Markets - 5.2%
Bank of New York Mellon Corp.	2,083,210	105,056,280
BlackRock Inc.	152,000	64,960,240
Blackstone Group LP	4,300,000	150,371,000

Total Capital Markets		320,387,520

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	500,000	100,445,000	*

Insurance - 4.6%
American International Group Inc.	2,112,650	90,970,709
MetLife Inc.	2,287,055	97,359,932
Travelers Cos. Inc.	713,270	97,832,113

Total Insurance		286,162,754

TOTAL FINANCIALS		1,140,682,887

HEALTH CARE - 8.2%
Health Care Providers & Services - 1.2%
UnitedHealth Group Inc.	304,470	75,283,252

Pharmaceuticals - 7.0%
Johnson & Johnson	985,127	137,710,903
Merck & Co. Inc.	1,925,000	160,102,250
Pfizer Inc.	1,813,580	77,022,743
Zoetis Inc.	591,680	59,564,426

Total Pharmaceuticals		434,400,322

TOTAL HEALTH CARE		509,683,574

See Notes to Schedule of Investments.

2

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.8%
Raytheon Co.	684,434	$124,621,742
United Technologies Corp.	880,820	113,528,890

Total Aerospace & Defense		238,150,632

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	925,000	103,359,500

Commercial Services & Supplies - 2.0%
Waste Management Inc.	1,175,000	122,094,250

Industrial Conglomerates - 1.9%
3M Co.	580,000	120,512,400

Road & Rail - 1.8%
Union Pacific Corp.	655,000	109,516,000

TOTAL INDUSTRIALS		693,632,782

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.8%
Cisco Systems Inc.	930,000	50,210,700

IT Services - 3.6%
Mastercard Inc., Class A Shares	525,000	123,611,250
Visa Inc., Class A Shares	650,000	101,523,500

Total IT Services		225,134,750

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	650,000	34,905,000
Texas Instruments Inc.	860,060	91,226,564

Total Semiconductors & Semiconductor Equipment		126,131,564

Software - 3.8%
Microsoft Corp.	2,000,000	235,880,000

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.	780,003	148,161,570

TOTAL INFORMATION TECHNOLOGY		785,518,584

MATERIALS - 8.9%
Chemicals - 6.7%
DowDuPont Inc.	1,588,201	84,666,995
Ecolab Inc.	539,080	95,169,183
Linde PLC	650,000	114,354,500
PPG Industries Inc.	1,075,000	121,335,250

Total Chemicals		415,525,928

Construction Materials - 1.4%
Vulcan Materials Co.	723,860	85,705,024

See Notes to Schedule of Investments.

3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY			SHARES	VALUE
Containers & Packaging - 0.8%
International Paper Co.			1,026,200	$47,482,274

TOTAL MATERIALS				548,713,226

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.			770,070	151,749,994

UTILITIES - 4.0%
Electric Utilities - 1.3%
NextEra Energy Inc.			428,050	82,750,626

Multi-Utilities - 2.7%
Brookfield Infrastructure Partners LP			1,770,230	74,119,530
WEC Energy Group Inc.			1,170,710	92,579,747

Total Multi-Utilities				166,699,277

TOTAL UTILITIES				249,449,903

TOTAL COMMON STOCKS (Cost - $3,915,122,752)				6,098,096,236

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America NIM Trust, 2004-1, A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,915,196,201)				6,098,096,237

			SHARES
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $92,613,345)		2.251%	92,613,345	92,613,345

TOTAL INVESTMENTS - 100.0% (Cost - $4,007,809,546)				6,190,709,582
Other Assets in Excess of Liabilities - 0.0%				1,785,237

TOTAL NET ASSETS - 100.0%				$6,192,494,819

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2019.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

5

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$6,098,096,236	—	—	$6,098,096,236
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	6,098,096,236	1	—	6,098,096,237

Short-Term Investments†	92,613,345	—	—	92,613,345

Total Investments	$6,190,709,581	$1	—	$6,190,709,582

†	See Schedule of Investments for additional detailed categorizations.

7

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 44.9%
CONSUMER DISCRETIONARY - 2.5%
Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd., ADR	3,100	$565,595	*
Amazon.com Inc.	300	534,225	*
Delivery Hero SE	12,356	446,466	*(a)
Expedia Group Inc.	378	44,982
GrubHub Inc.	7,300	507,131	*
Just Eat PLC	58,952	577,310	*(a)

TOTAL CONSUMER DISCRETIONARY		2,675,709

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy Inc.	11,900	813,484	*
GasLog Ltd.	20,300	354,438
Golar LNG Ltd.	40,000	843,600
Kinder Morgan Inc.	84,900	1,698,849

TOTAL ENERGY		3,710,371

FINANCIALS - 12.5%
Banks - 4.2%
Atlantic Capital Bancshares Inc.	13,000	231,790	*
Banner Corp.	4,300	232,931
Baycom Corp.	10,900	246,776	*
Byline Bancorp Inc.	12,800	236,544	*
Central Valley Community Bancorp	11,500	224,825
First Foundation, Inc.	17,000	230,690
IBERIABANK Corp.	3,300	236,643
Independent Bank Group Inc.	4,600	235,934
Metropolitan Bank Holding Corp.	6,600	229,614	*
MidSouth Bancorp Inc.	21,191	241,790
Old Line Bancshares Inc.	9,000	224,370
Pacific Premier Bancorp Inc.	9,000	238,770
PacWest Bancorp	6,300	236,943
Peapack Gladstone Financial Corp.	8,900	233,358
Pinnacle Financial Partners Inc.	4,300	235,210
QCR Holdings, Inc.	7,000	237,440
Seacoast Banking Corp. of Florida	8,700	229,245	*
Sterling Bancorp	12,600	234,738
Veritex Holdings Inc.	9,500	230,090

Total Banks		4,447,701

Mortgage Real Estate Investment Trusts (REITs) - 8.3%
Exantas Capital Corp.	101,352	1,077,372

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - (continued)
MFA Financial Inc.	159,500	$1,159,565
New Residential Investment Corp.	65,400	1,105,914
PennyMac Mortgage Investment Trust	53,800	1,114,198
Ready Capital Corp.	71,408	1,047,555
Redwood Trust Inc.	71,200	1,149,880
Starwood Property Trust Inc.	48,829	1,091,328
TPG RE Finance Trust Inc.	59,000	1,156,400

Total Mortgage Real Estate Investment Trusts (REITs)		8,902,212

TOTAL FINANCIALS		13,349,913

HEALTH CARE - 5.9%
Biotechnology - 2.6%
Celgene Corp.	14,600	1,377,364	*
Nightstar Therapeutics PLC	55,700	1,413,109	*

Total Biotechnology		2,790,473

Health Care Providers & Services - 3.3%
WellCare Health Plans Inc.	13,000	3,506,750	*

TOTAL HEALTH CARE		6,297,223

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.4%
Arconic Inc.	23,400	447,174

Machinery - 3.1%
WABCO Holdings Inc.	25,000	3,295,750	*

TOTAL INDUSTRIALS		3,742,924

INFORMATION TECHNOLOGY - 10.1%
IT Services - 4.8%
First Data Corp., Class A Shares	55,100	1,447,477	*
Worldpay Inc., Class A Shares	32,000	3,632,000	*

Total IT Services		5,079,477

Semiconductors & Semiconductor Equipment - 4.3%
Integrated Device Technology Inc.	26,500	1,298,235	*
Mellanox Technologies Ltd.	28,100	3,325,916	*

Total Semiconductors & Semiconductor Equipment		4,624,151

Software - 1.0%
Red Hat Inc.	6,000	1,096,200	*

TOTAL INFORMATION TECHNOLOGY		10,799,828

MATERIALS - 6.9%
Containers & Packaging - 2.6%
RPC Group PLC	271,454	2,800,675	(a)

Metals & Mining - 4.3%
BHP Billiton Ltd.	8,300	453,761

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY			SHARES	VALUE
Metals & Mining - (continued)
Constellium NV, Class A Shares			54,100	$431,718	*
First Quantum Minerals Ltd.			41,300	468,212
Freeport-McMoRan Inc.			35,100	452,439
Glencore PLC			126,300	525,293	(a)
Independence Group NL			131,296	455,704	(a)
Kaiser Aluminum Corp.			4,600	481,758
Lundin Mining Corp.			95,000	440,753
Sumitomo Metal Mining Co. Ltd.			14,600	434,630	(a)
Western Areas Ltd.			279,816	450,083	(a)

Total Metals & Mining				4,594,351

TOTAL MATERIALS				7,395,026

TOTAL COMMON STOCKS (Cost - $47,145,587)				47,970,994

INVESTMENTS IN UNDERLYING FUNDS - 14.1%
iShares MSCI Brazil ETF			53,000	2,172,470
iShares MSCI Emerging Markets ETF			101,800	4,369,256
SPDR Gold Trust - SPDR Gold Shares			69,847	8,522,032

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $14,788,214)				15,063,758

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 5.6%
Energy - 5.6%
Energy Transfer LP			112,400	1,727,588
Hess Midstream Partners LP			36,700	778,040
NGL Energy Partners LP			66,400	931,592
Noble Midstream Partners LP			24,200	871,442
Plains All American Pipeline LP			70,600	1,730,406

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $5,726,369)				6,039,068

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
SPDR S&P 500 ETF Trust, Put @ $272.00 (Cost - $120,816)	4/18/19	400	11,299,200	28,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,780,986)				69,101,820

	RATE		SHARES
SHORT-TERM INVESTMENTS - 19.4%
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class (Cost - $20,727,404)	2.392%		20,727,404	20,727,404

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	VALUE
TOTAL INVESTMENTS - 84.0% (Cost - $88,508,390)	89,829,224
Other Assets in Excess of Liabilities - 16.0%	17,054,818

TOTAL NET ASSETS - 100.0%	$106,884,042

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (1.4)%
COMMON STOCKS - (1.4)%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Expedia Group Inc.	(378)	$(44,982)

INFORMATION TECHNOLOGY - (1.4)%
IT Services - (1.4)%
Fiserv Inc.	(16,700)	(1,474,276)*

TOTAL SECURITIES SOLD SHORT (Proceeds - $(1,336,133))		$(1,519,258)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

At March 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
CBOE Volatility Index	65	4/19	$1,130,400	$989,625	$(140,775)
Contracts to Sell:
S&P 500 E-mini	20	6/19	2,789,030	2,837,800	(48,770)

Net unrealized depreciation on open futures contracts					$(189,545)

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	$2,215,266	3/29/21	Centene Corp.‡	1-Month LIBOR minus 0.30%	—	$(117,948)
Bank of America N.A.	13,001,196	1/11/21	1-Month LIBOR plus 0.25%	MLEPLNG2 Index(a)	—	942,444

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	$3,746,526		2/25/21	MLEPSEMI Index(b)	1-Month LIBOR minus 0.10%	—	$28,941
Credit Suisse First Boston	706,529		1/7/49	Bristol-Myers Squibb‡	1-Month LIBOR minus 1.25%	—	9,963
Credit Suisse First Boston	3,202,622		3/22/49	Fidelity National Information Services, Inc.‡	1-Month LIBOR minus 0.25%	—	(158,483)
JPMorgan Chase & Co.	5,630,995	AUD	4/21/20	JPENAUS Index(c)	1-Month AUD BBSW minus 0.10%	—	21,147
JPMorgan Chase & Co.	8,076,442		10/24/19	JPEPSHY4 Index(d)	1-Month LIBOR minus 0.40%	—	69,168
Morgan Stanley & Co. Inc.	7,360,042		7/27/20	MSEPRETL Index(e)	1-Month LIBOR minus 0.10%	—	(211,339)
Morgan Stanley & Co. Inc.	10,199,967		7/27/20	MSEPSHOR Index(f)	1-Month LIBOR minus 0.30%	—	(758,820)

Total						—	$(174,927)

†	One time payment made/received by the Fund at termination date.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.

Security	Shares	Market Value	Percentage of Net Assets
Cadence Design Systems Inc.	1,648	$104,664	0.10%
Ubiquiti Networks Inc.	685	102,551	0.10%
Sleep Number Corp.	2,129	100,063	0.09%
Career Education Corp.	5,957	98,410	0.09%
Fair Isaac Corp.	357	96,972	0.09%
Innospec Inc.	1,161	96,769	0.09%
NIC Inc.	5,588	95,499	0.09%
Philip Morris International Inc.	1,072	94,754	0.09%
AAON Inc.	2,017	93,145	0.09%
Columbia Sportswear Co.	893	93,033	0.09%
Booz Allen Hamilton Holding Co.	1,597	92,850	0.09%
Genpact Ltd.	2,637	92,770	0.09%
Intuit Inc.	354	92,539	0.09%

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

Security	Shares	Market Value	Percentage of Net Assets
CSG Systems International Inc.	2,172	$91,876	0.09%
Mettler-Toledo International Inc.	127	91,821	0.09%
Pegasystems Inc.	1,410	91,650	0.09%
Best Buy Co. Inc.	1,284	91,241	0.09%
Cisco Systems Inc.	1,689	91,189	0.09%
BioMerieux	1,094	90,472	0.08%
Monotype Imaging Holdings Inc.	4,533	90,161	0.08%
LVMH Moet Hennessy Louis Vuitton SE	245	90,144	0.08%
Constellation Software Inc.	106	89,807	0.08%
Stryker Corp.	453	89,477	0.08%
Manhattan Associates Inc.	1,620	89,278	0.08%
Sartorius Stedim Biotech SA	704	89,186	0.08%
Progress Software Corp.	2,002	88,829	0.08%
FactSet Research Systems Inc.	356	88,384	0.08%
Motorola Solutions Inc.	621	87,201	0.08%
S&P Global Inc.	412	86,747	0.08%
Keane Group Inc.	7,964	86,728	0.08%
Reliance Steel & Aluminum Co.	959	86,559	0.08%
L’Oreal SA	321	86,375	0.08%
Toro Co.	1,253	86,257	0.08%
Mercer International Inc.	6,362	85,951	0.08%
Lennox International Inc.	325	85,930	0.08%
Bruker Corp	2,235	85,913	0.08%
Zoetis Inc.	850	85,570	0.08%
Gaztransport Et Technigaz SA	933	84,905	0.08%
IDEXX Laboratories Inc.	379	84,744	0.08%
Hermes International	128	84,482	0.08%
WSP Global Inc.	1,546	84,465	0.08%
Morningstar Inc.	669	84,287	0.08%
Graco Inc.	1,696	83,986	0.08%
Chemed Corp.	262	83,858	0.08%
Schneider Electric SE	1,068	83,816	0.08%
SEB SA	497	83,653	0.08%
Watts Water Technologies Inc.	1,035	83,649	0.08%
Rockwell Automation Inc.	476	83,519	0.08%
Lowe’s Cos. Inc.	761	83,307	0.08%
Par Pacific Holdings Inc.	4,670	83,173	0.08%

(b)	The following table represents the required component disclosures associated with the total return custom equity basket swap as of period end.

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

Security	Shares	Market Value	Percentage of Net Assets
Xilinx Inc.	1,257	$159,351	0.15%
Acacia Communications Inc.	2,659	152,512	0.14%
Inphi Corp.	3,426	149,870	0.14%
MKS Instruments Inc.	1,568	145,856	0.14%
Teradyne Inc.	3,524	140,389	0.13%
Cree Inc.	2,453	140,364	0.13%
Lam Research Corp.	783	140,142	0.13%
Entegris Inc.	3,897	139,077	0.13%
Cirrus Logic Inc.	3,269	137,539	0.13%
Broadcom Inc.	454	136,448	0.13%
Skyworks Solutions Inc.	1,643	135,513	0.13%
Analog Devices Inc.	1,285	135,261	0.13%
Marvell Technology Group Ltd.	6,642	132,112	0.12%
Ambarella Inc.	3,054	131,944	0.12%
Qorvo Inc.	1,833	131,449	0.12%
ASML Holding NV	699	131,375	0.12%
ON Semiconductor Corp.	6,329	130,184	0.12%
Applied Materials Inc.	3,266	129,521	0.12%
Cypress Semiconductor Corp.	8,632	128,787	0.12%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,112	127,475	0.12%
Intel Corp.	2,343	125,838	0.12%
Monolithic Power Systems Inc.	923	125,098	0.12%
Texas Instruments Inc.	1,161	123,163	0.12%
Microchip Technology Inc.	1,483	123,050	0.12%
STMicroelectronics NV	8,054	119,606	0.11%
Maxim Integrated Products Inc.	2,194	116,663	0.11%
MACOM Technology Solutions Holdings Inc.	6,913	115,522	0.11%
QUALCOMM Inc.	1,990	113,470	0.11%

(c)	The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.

Security	Shares	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia	7,712	$386,634	0.36%
Westpac Banking Corp.	18,375	338,010	0.32%
CSL Ltd.	2,422	335,148	0.31%
Australia & New Zealand Banking Ltd.	15,424	284,934	0.27%
National Australia Bank Ltd.	14,650	262,736	0.25%
Macquarie Group Ltd.	1,713	157,349	0.15%
Woolworths Group Ltd.	7,033	151,734	0.14%
Wesfarmers Ltd.	6,097	149,928	0.14%

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

Security	Shares	Market Value	Percentage of Net Assets
Transurban Group	14,151	$132,565	0.12%
Woodside Petroleum Ltd.	4,935	121,249	0.11%
Goodman Group	8,823	83,591	0.08%
Scentre Group	27,982	81,619	0.08%
Brambles Ltd.	8,482	70,789	0.07%
Suncorp Group Ltd.	6,962	67,693	0.06%
Insurance Australia Group Ltd.	12,315	67,122	0.06%
QBE Insurance Group Ltd.	7,070	61,768	0.06%
AGL Energy Ltd.	3,538	54,661	0.05%
Aristocrat Leisure Ltd.	3,065	53,311	0.05%
Telstra Corp Ltd.	22,256	52,440	0.05%
Coles Group Ltd.	6,149	51,716	0.05%
ASX Ltd.	1,032	51,141	0.05%
Dexus	5,426	49,055	0.05%
Origin Energy Ltd.	9,284	47,439	0.04%
Santos Ltd.	9,267	44,918	0.04%
APA Group	6,288	44,533	0.04%
GPT Group	9,691	42,711	0.04%
Sonic Healthcare Ltd.	2,304	40,162	0.04%
Oil Search Ltd.	7,171	39,952	0.04%
Treasury Wine Estates Ltd.	3,735	39,577	0.04%
Mirvac Group	19,813	38,669	0.04%
Cochlear Ltd.	306	37,662	0.04%
Stockland	12,817	35,021	0.03%
Aurizon Holdings Ltd.	10,725	34,633	0.03%
Tabcorp Holdings Ltd.	10,160	33,314	0.03%
Ramsay Health Care Ltd.	726	33,169	0.03%
Vicinity Centres	17,118	31,586	0.03%
Sydney Airport	5,916	31,198	0.03%
Computershare Ltd.	2,452	29,728	0.03%
Medibank Private Ltd.	14,521	28,444	0.03%
Caltex Australia Ltd.	1,398	26,012	0.02%
Lendlease Group	2,958	25,988	0.02%
AMP Ltd.	15,362	22,895	0.02%
SEEK Ltd.	1,769	22,024	0.02%
CIMIC Group Ltd.	523	17,911	0.02%
Bendigo & Adelaide Bank Ltd.	2,607	17,907	0.02%
Challenger Ltd.	2,960	17,395	0.02%
WorleyParsons Ltd.	1,651	16,590	0.02%
Coca-Cola Amatil Ltd.	2,669	16,383	0.02%

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

Security	Shares	Market Value	Percentage of Net Assets
Crown Resorts Ltd.	1,979	$16,169	0.02%
REA Group Ltd.	279	14,816	0.01%

(d)	The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.

Security	Shares	Market Value	Percentage of Net Assets
Advanced Micro Devices Inc.	5,210	$132,968	0.12%
Micron Technology Inc.	3,086	127,532	0.12%
Freeport-McMoRan Inc.	9,867	127,191	0.12%
Western Digital Corp.	2,542	122,188	0.11%
NRG Energy Inc.	2,822	119,866	0.11%
CenturyLink Inc.	9,791	117,391	0.11%
Charter Communications Inc.	335	116,051	0.11%
Microchip Technology Inc.	1,391	115,395	0.11%
T-Mobile US Inc.	1,623	112,153	0.10%
Concho Resources Inc.	987	109,478	0.10%
HCA Healthcare Inc.	824	107,434	0.10%
Williams Cos. Inc.	3,596	103,270	0.10%
United States Steel Corp.	5,046	98,347	0.09%
WellCare Health Plans Inc.	361	97,350	0.09%
Diamondback Energy Inc.	936	95,000	0.09%
Centene Corp.	1,762	93,561	0.09%
ON Semiconductor Corp.	4,327	89,001	0.08%
Equinix Inc.	196	88,911	0.08%
Delta Air Lines Inc.	1,718	88,755	0.08%
ONEOK Inc.	1,232	86,059	0.08%
VeriSign Inc.	450	81,631	0.08%
AES Corp.	4,399	79,539	0.07%
Ciena Corp.	2,069	77,261	0.07%
Lamb Weston Holdings Inc.	977	73,244	0.07%
PTC Inc.	792	73,050	0.07%
DISH Network Corp.	2,280	72,257	0.07%
Match Group Inc.	1,220	69,086	0.06%
United Continental Holdings Inc.	833	66,468	0.06%
American Airlines Group Inc.	1,958	62,199	0.06%
Qorvo Inc.	864	61,966	0.06%
Teleflex Inc.	203	61,311	0.06%
Chesapeake Energy Corp.	18,842	58,409	0.05%
Global Payments Inc.	427	58,240	0.05%
XPO Logistics Inc.	1,084	58,238	0.05%

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

Security	Shares	Market Value	Percentage of Net Assets
Molina Healthcare Inc.	401	$56,924	0.05%
Wynn Resorts Ltd.	474	56,549	0.05%
Nielsen Holdings PLC	2,362	55,910	0.05%
Whiting Petroleum Corp.	2,135	55,810	0.05%
Targa Resources Corp.	1,299	53,977	0.05%
Continental Resources Inc.	1,201	53,756	0.05%
Alcoa Corp.	1,892	53,289	0.05%
Cheniere Energy Inc.	776	53,020	0.05%
Dollar Tree Inc.	504	52,953	0.05%
Cooper Cos. Inc.	175	51,794	0.05%
Transocean Ltd.	5,939	51,730	0.05%
FleetCor Technologies Inc.	205	50,512	0.05%
Caesars Entertainment Corp.	5,776	50,189	0.05%
Entegris Inc.	1,350	48,198	0.05%
Hologic Inc.	993	48,044	0.04%
SBA Communications Corp.	238	47,599	0.04%

(e)	The following table represents the required component disclosures associated with the total return custom equity basket swap as of period end.

Security	Shares	Market Value	Percentage of Net Assets
Floor & Decor Holdings Inc.	14,140	$582,831	0.55%
Bed Bath & Beyond Inc.	30,342	515,516	0.48%
Shake Shack Inc.	8,113	479,890	0.45%
America’s Car-Mart Inc.	4,953	452,397	0.42%
Foot Locker Inc.	7,364	446,232	0.42%
Aaron’s Inc.	8,457	444,820	0.42%
Dick’s Sporting Goods Inc.	11,141	410,082	0.38%
National Vision Holdings Inc.	12,665	398,070	0.37%
Dave & Buster’s Entertainment	7,843	391,135	0.37%
J. Jill Inc.	70,698	388,130	0.36%
Cato Corp.	25,035	375,018	0.35%
Biglari Holdings Inc.	2,633	372,209	0.35%
Texas Roadhouse Inc.	5,915	367,862	0.34%
Habit Restaurants Inc.	33,957	367,410	0.34%
Citi Trends Inc.	18,693	360,965	0.34%
Del Frisco’s Restaurant Group	54,216	347,524	0.33%
Caleres Inc.	12,674	312,930	0.29%
Fiesta Restaurant Group Inc.	22,999	301,511	0.28%
Chico’s FAS Inc.	60,219	257,137	0.24%

(f)	The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

Security	Shares	Market Value	Percentage of Net Assets
Pyxus International Inc.	4,667	$111,493	0.10%
Snap Inc.	9,882	108,895	0.10%
Carvana Co.	1,800	104,497	0.10%
Invitae Corp.	4,313	101,016	0.09%
Ocado Group PLC	5,517	98,238	0.09%
Boot Barn Holdings Inc.	3,162	93,081	0.09%
Tandem Diabetes Care Inc.	1,456	92,487	0.09%
Portola Pharmaceuticals Inc.	2,653	92,049	0.09%
Aphria Inc.	9,449	88,083	0.08%
Coupa Software Inc.	950	86,442	0.08%
Tronox Holdings PLC	6,504	85,529	0.08%
Triumph Group Inc.	4,473	85,262	0.08%
Stericycle Inc.	1,558	84,787	0.08%
Micro Focus International PLC	3,207	83,194	0.08%
Zendesk Inc.	976	82,980	0.08%
SS&C Technologies Holdings Inc.	1,294	82,396	0.08%
Inphi Corp.	1,864	81,517	0.08%
Chart Industries Inc.	879	79,549	0.07%
Conagra Brands Inc.	2,863	79,413	0.07%
British American Tobacco PLC	1,903	78,964	0.07%
PetIQ Inc.	2,514	78,960	0.07%
Plantronics Inc.	1,706	78,659	0.07%
Gray Television Inc.	3,650	77,961	0.07%
Lumentum Holdings Inc.	1,363	77,071	0.07%
Jacobs Engineering Group Inc.	1,012	76,073	0.07%
Cree Inc.	1,328	75,960	0.07%
AltaGas Ltd.	5,770	75,931	0.07%
Torex Gold Resources Inc.	6,027	75,834	0.07%
Skyline Champion Corp.	3,983	75,684	0.07%
Alteryx Inc.	897	75,266	0.07%
Sunrun Inc.	5,340	75,081	0.07%
Siemens Gamesa Renewable Energy SA	4,696	74,806	0.07%
Altice USA Inc.	3,463	74,380	0.07%
William Lyon Homes	4,821	74,094	0.07%
Barratt Developments PLC	9,491	73,893	0.07%
Marriott Vacations Worldwide Corp.	790	73,886	0.07%
Okta Inc.	893	73,865	0.07%
Zogenix Inc.	1,338	73,598	0.07%
US Concrete Inc.	1,773	73,430	0.07%

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2019

Security	Shares	Market Value	Percentage of Net Assets
Crown Holdings Inc.	1,345	$73,409	0.07%
Baker Hughes a GE Co.	2,632	72,967	0.07%
AES Corp.	4,007	72,442	0.07%
Shake Shack Inc.	1,223	72,364	0.07%
Planet Fitness Inc.	1,048	72,041	0.07%
United Technologies Corp.	557	71,751	0.07%
Marvell Technology Group Ltd.	3,592	71,450	0.07%
InterXion Holding NV	1,064	71,009	0.07%
KB Home	2,927	70,742	0.07%
TreeHouse Foods Inc.	1,090	70,383	0.07%
Aerie Pharmaceuticals Inc.	1,478	70,215	0.07%

Abbreviations used in this table:

AUD	— Australian Dollar
BBSW	— Bank Bill Swap Rate
LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund may invest directly in equity securities, fixed income securities, derivatives and hedge fund strategies, or indirectly through underlying funds, which include exchange-traded funds (“ETFs”), mutual funds, closed-end funds and indexed or other performance-related instruments, including exchange-traded notes as identified by EnTrustPermal Partners Offshore LP (“EPOLP”). Consistent with its investment objective, the Fund may invest in any investment strategy or technique and in any region or country. To the extent that the Fund invests in underlying funds, it may invest in affiliated and unaffiliated ETFs and mutual funds and unaffiliated closed-end funds.

The Fund may seek to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities or certain derivative instruments tied to commodities, through investments in its wholly-owned subsidiary, Alternative Core Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary may invest without limit in these investments. The Subsidiary has the same investment manager and subadviser as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from

Notes to Consolidated Schedule of Investments (unaudited) (continued)

one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,651,933	$1,023,776	—	$2,675,709
Materials	2,728,641	4,666,385	—	7,395,026
Other Common Stocks	37,900,259	—	—	37,900,259
Investments in Underlying Funds	15,063,758	—	—	15,063,758
Master Limited Partnerships	6,039,068	—	—	6,039,068
Purchased Options	28,000	—	—	28,000

Total Long-Term Investments	63,411,659	5,690,161	—	69,101,820

Short-Term Investments†	20,727,404	—	—	20,727,404

Total Investments	$84,139,063	$5,690,161	—	$89,829,224

Other Financial Instruments:
OTC Total Return Swaps	—	$1,071,663	—	$1,071,663

Total	$84,139,063	$6,761,824	—	$90,900,887

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†	$1,519,258	—	—	$1,519,258
Futures Contracts	189,545	—	—	189,545
OTC Total Return Swaps	—	$1,246,590	—	1,246,590

Total	$1,708,803	$1,246,590	—	$2,955,393

†	See Consolidated Schedule of Investments for additional detailed categorizations.